Net trading income (Tables)	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Net trading income
	2017	2016	2015
	£m	£m	£m
Trading income	3,500	2,803	2,996
Own credit (losses)/gains	-	(35)	430
Net trading income	3,500	2,768	3,426

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Net trading income
c Net Trading Income

	2017	2016	2015
	£m	£m	£m
Trading income	3,387	2,830	3,000
Own credit gains/(losses)	-	(35)	430
Net trading income	3,387	2,795	3,430